Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000143976 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143976 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143976 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143976 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143976 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143976 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143976 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143976 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143976 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143976 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143976 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143976 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000143976 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143976 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143976 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143976 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143976 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000143976 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143976 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000143976 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143976 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143976 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143976 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000143976 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000143976 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000143976 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143976 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143976 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143976 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143976 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143977 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143977 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143977 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143977 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143977 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143977 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143977 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143977 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143977 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143977 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143977 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143977 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000143977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143977 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143977 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143977 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000143977 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143977 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000143977 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143977 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143977 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000143977 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000143977 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000143977 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143977 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143977 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143977 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143977 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055675 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000055675 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055675 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055675 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055675 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055675 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055675 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055675 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055675 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055675 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055675 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055675 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000055675 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000055675 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000055675 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000055675 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000055675 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055675 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055675 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055675 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055675 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055675 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000055675 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000055675 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055675 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000055675 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055675 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055675 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055675 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000125454 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125454 | 0.1078023521601241715137238756
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000125454 | 0.1068887205104810944861268089
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000125454 | 0.4613763221772426234655675685
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000125454 | 0.3688942850517931971076381199
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000125454 | 0.2119990082009119491197315046
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000125454 | 0.1570195814282358489371550397
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000125454 | 0.1026084557363985336454338772
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000125454 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125454 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000125454 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000125454 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000125454 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125455 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125455 | 0.1078023521601241715137238756
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000125455 | 0.1068887205104810944861268089
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000125455 | 0.4613763221772426234655675685
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000125455 | 0.3688942850517931971076381199
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000125455 | 0.2119990082009119491197315046
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000125455 | 0.1570195814282358489371550397
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000125455 | 0.1026084557363985336454338772
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000125455 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125455 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000125455 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000125455 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000125455 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055692 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055692 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000055692 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055692 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055692 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055692 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055692 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055692 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055692 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055692 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055692 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000055692 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000055692 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000055692 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055692 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000055692 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055692 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055692 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055692 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000055692 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055692 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055692 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000055692 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196698 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000196698 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000196698 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196698 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000196698 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000196698 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000196698 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196698 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196698 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000196698 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000196698 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196698 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000196698 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000196698 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000196698 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000196698 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000196698 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000196698 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196698 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196698 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196698 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196698 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000196699 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000196699 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000196699 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196699 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000196699 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000196699 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000196699 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196699 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196699 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000196699 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000196699 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196699 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000196699 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000196699 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000196699 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000196699 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000196699 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000196699 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196699 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196699 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196699 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196699 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000088757 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000088757 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088757 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088757 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088757 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088757 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088757 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088757 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088757 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088757 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088757 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000088757 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000088757 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000088757 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088757 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088757 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000088757 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000088757 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000088757 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000088757 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000088757 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000088757 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088757 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088757 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088758 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000088758 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088758 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088758 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088758 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088758 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088758 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088758 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088758 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088758 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088758 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000088758 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000088758 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000088758 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088758 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088758 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000088758 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000088758 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000088758 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000088758 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000088758 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000088758 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088758 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088758 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055677 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000055677 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055677 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055677 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055677 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055677 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055677 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055677 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055677 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055677 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055677 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000055677 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000055677 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000055677 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055677 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000055677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000055677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000055677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000055677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000055677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055677 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055677 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088765 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088765 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000088765 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088765 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088765 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000088765 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088765 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088765 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088765 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088765 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088765 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000088765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000088765 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000088765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000088765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088765 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088765 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088765 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088765 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088765 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000088765 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088766 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088766 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000088766 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088766 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088766 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000088766 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088766 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088766 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088766 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088766 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000088766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000088766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000088766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000088766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088766 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088766 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000088766 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055681 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055681 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000055681 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055681 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055681 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055681 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055681 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055681 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055681 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055681 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055681 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000055681 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000055681 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000055681 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055681 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000055681 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055681 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055681 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055681 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000055681 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055681 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055681 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000055681 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088785 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088785 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088785 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088785 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088785 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088785 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088785 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088785 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088785 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088785 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088785 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088785 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000088785 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000088785 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000088785 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000088785 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000088785 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088785 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088785 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088785 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088785 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088785 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088785 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000088785 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000088786 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088786 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088786 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088786 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088786 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088786 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088786 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088786 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088786 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088786 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088786 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088786 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000088786 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000088786 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000088786 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000088786 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000088786 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088786 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088786 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088786 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088786 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088786 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088786 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000088786 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000055694 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055694 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055694 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055694 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055694 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055694 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055694 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055694 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055694 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055694 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055694 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055694 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000055694 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000055694 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000055694 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000055694 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000055694 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055694 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055694 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055694 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055694 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055694 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055694 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000055694 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000112082 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112082 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112082 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112082 | FR_BNYCHG7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112082 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112082 | FR_900123CP3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112082 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112082 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112082 | FR_715638BM3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112082 | FR_699149AB6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112082 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112082 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112082 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112082 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000112083 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112083 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112083 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112083 | FR_BNYCHG7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112083 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112083 | FR_900123CP3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112083 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112083 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112083 | FR_715638BM3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112083 | FR_699149AB6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112083 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112083 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112083 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112083 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000088787 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000088787 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000088787 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000088787 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088787 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088787 | FR_759800998
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088787 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088787 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088787 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088787 | FR_247620990
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088787 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088787 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000088787 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000088787 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088787 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000088787 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088787 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088787 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088787 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088787 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088787 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088787 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088787 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000088787 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000088787 | China
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000088787 | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088787 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088787 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088787 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088787 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088787 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088787 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088788 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000088788 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000088788 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000088788 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088788 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088788 | FR_759800998
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088788 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088788 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088788 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088788 | FR_247620990
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088788 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088788 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000088788 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000088788 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088788 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000088788 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088788 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088788 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088788 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088788 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088788 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088788 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088788 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000088788 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000088788 | China
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000088788 | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088788 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088788 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088788 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088788 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088788 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088788 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055695 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000055695 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000055695 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000055695 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055695 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055695 | FR_759800998
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055695 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055695 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055695 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055695 | FR_247620990
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055695 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055695 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000055695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000055695 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000055695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000055695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055695 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055695 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055695 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000055695 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000055695 | China
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000055695 | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055695 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055695 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055695 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055695 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055695 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055695 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088773 | FR_BAXGHVK64
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000088773 | FR_BAXGHVHQ4
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088773 | FR_313385B88
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088773 | FR_313385YU4
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000088773 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088773 | FR_313385A97
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088773 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088773 | FR_313385YZ3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088773 | FR_313397ZP9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088773 | FR_912797UQ8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088773 | LongU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000088773 | LongRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000088773 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088774 | FR_BAXGHVK64
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000088774 | FR_BAXGHVHQ4
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088774 | FR_313385B88
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088774 | FR_313385YU4
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000088774 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088774 | FR_313385A97
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088774 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088774 | FR_313385YZ3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088774 | FR_313397ZP9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088774 | FR_912797UQ8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088774 | LongU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000088774 | LongRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000088774 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000055686 | FR_BAXGHVK64
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000055686 | FR_BAXGHVHQ4
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055686 | FR_313385B88
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055686 | FR_313385YU4
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000055686 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055686 | FR_313385A97
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055686 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055686 | FR_313385YZ3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055686 | FR_313397ZP9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055686 | FR_912797UQ8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055686 | LongU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000055686 | LongRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000055686 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088759 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088759 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088759 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088759 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088759 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088759 | FR_03772CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088759 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088759 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088759 | FR_039956AA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088759 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088759 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088759 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000088759 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088759 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088760 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088760 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088760 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088760 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088760 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088760 | FR_03772CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088760 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088760 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088760 | FR_039956AA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088760 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088760 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088760 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000088760 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088760 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055678 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055678 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055678 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055678 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055678 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055678 | FR_03772CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055678 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055678 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055678 | FR_039956AA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055678 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055678 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055678 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000055678 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055678 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088761 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088761 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088761 | FR_03772CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088761 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088761 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088761 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088761 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088761 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088761 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088761 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088761 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088761 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000088761 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088761 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088762 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088762 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088762 | FR_03772CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088762 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088762 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088762 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088762 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088762 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088762 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088762 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088762 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088762 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000088762 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088762 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055679 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055679 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055679 | FR_03772CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055679 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055679 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055679 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055679 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055679 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055679 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055679 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055679 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055679 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000055679 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055679 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088784 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088784 | 0.4170700094393347248261097602
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000088784 | 0.0395904319256037361398008848
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088784 | 0.4912028920531704587163649244
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000088784 | 0.0220247923020371453981241323
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088784 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000088784 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000088784 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000088784 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000088784 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000088784 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088784 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088784 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000088783 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088783 | 0.4170700094393347248261097602
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000088783 | 0.0395904319256037361398008848
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088783 | 0.4912028920531704587163649244
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000088783 | 0.0220247923020371453981241323
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088783 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000088783 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000088783 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000088783 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000088783 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000088783 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088783 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088783 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055693 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055693 | 0.4170700094393347248261097602
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000055693 | 0.0395904319256037361398008848
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055693 | 0.4912028920531704587163649244
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000055693 | 0.0220247923020371453981241323
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055693 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000055693 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000055693 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000055693 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000055693 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000055693 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055693 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055693 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000098158 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000098158 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000098158 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098158 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098158 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098158 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000098158 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000098158 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098158 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000098158 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098158 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000098158 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000098158 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000098158 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000098158 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000098158 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000098158 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000098158 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098158 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098158 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000098158 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098158 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098158 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000098158 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000098159 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000098159 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000098159 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098159 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098159 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098159 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000098159 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000098159 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098159 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000098159 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098159 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000098159 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000098159 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000098159 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000098159 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000098159 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000098159 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000098159 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098159 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098159 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000098159 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098159 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098159 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000098159 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055685 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000055685 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055685 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055685 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055685 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055685 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055685 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055685 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055685 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055685 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055685 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000055685 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000055685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000055685 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000055685 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000055685 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000055685 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055685 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000055685 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055685 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055685 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000055685 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088763 | FR_G0593M107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088763 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088763 | FR_BP6MXT4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088763 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088763 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088763 | FR_045220993
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088763 | FR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088763 | FR_606819993
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088763 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088763 | FR_BG087C6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088763 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000088763 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000088763 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000088763 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088763 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000088763 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000088763 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000088763 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000088763 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088763 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000088763 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088763 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000088763 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088763 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088763 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000088763 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000088763 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000088763 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000088763 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088763 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088763 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088763 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088764 | FR_G0593M107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088764 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088764 | FR_BP6MXT4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088764 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088764 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088764 | FR_045220993
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088764 | FR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088764 | FR_606819993
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088764 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088764 | FR_BG087C6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088764 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000088764 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000088764 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000088764 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088764 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000088764 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000088764 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000088764 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000088764 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088764 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000088764 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088764 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000088764 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088764 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088764 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000088764 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000088764 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000088764 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000088764 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088764 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088764 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088764 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055680 | FR_G0593M107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055680 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055680 | FR_BP6MXT4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055680 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055680 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055680 | FR_045220993
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055680 | FR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055680 | FR_606819993
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055680 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055680 | FR_BG087C6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055680 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000055680 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000055680 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000055680 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055680 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055680 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000055680 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000055680 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055680 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055680 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000055680 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055680 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000055680 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055680 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055680 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000055680 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000055680 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055680 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055680 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000055680 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055680 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055680 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088791 | FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088791 | FR_38141GF41
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088791 | FR_06051GKA6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088791 | FR_502431AP4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088791 | FR_912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088791 | FR_87264ABS3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088791 | FR_58933YCG8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088791 | FR_61748UAX0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088791 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088791 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088791 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088791 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000088791 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000088792 | FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088792 | FR_38141GF41
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088792 | FR_06051GKA6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088792 | FR_502431AP4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088792 | FR_912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088792 | FR_87264ABS3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088792 | FR_58933YCG8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088792 | FR_61748UAX0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088792 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088792 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088792 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088792 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000088792 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000055697 | FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055697 | FR_38141GF41
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055697 | FR_06051GKA6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055697 | FR_502431AP4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055697 | FR_912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055697 | FR_87264ABS3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055697 | FR_58933YCG8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055697 | FR_61748UAX0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055697 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055697 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055697 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055697 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000055697 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000088767 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088767 | FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088767 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088767 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088767 | FR_69331C108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088767 | FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088767 | FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088767 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088767 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088767 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088767 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000088767 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000088767 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088767 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000088767 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000088767 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000088767 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088767 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088767 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088767 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088767 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000088767 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088768 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088768 | FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088768 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088768 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088768 | FR_69331C108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088768 | FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088768 | FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088768 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088768 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088768 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088768 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000088768 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000088768 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088768 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000088768 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000088768 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088768 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000088768 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088768 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088768 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088768 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088768 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000088768 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055682 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055682 | FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055682 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055682 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055682 | FR_69331C108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055682 | FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055682 | FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055682 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055682 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055682 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055682 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000055682 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000055682 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000055682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000055682 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000055682 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055682 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000055682 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055682 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055682 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055682 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000055682 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000055682 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088769 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088769 | FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088769 | FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088769 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088769 | FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088769 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088769 | FR_BMGYJ02
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088769 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088769 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088769 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088769 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000088769 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088769 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000088769 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000088769 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000088769 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000088769 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088769 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088769 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088769 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088769 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000088769 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088770 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088770 | FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088770 | FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088770 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088770 | FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088770 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088770 | FR_BMGYJ02
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088770 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088770 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088770 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088770 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000088770 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088770 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000088770 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000088770 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000088770 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000088770 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088770 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088770 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088770 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088770 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000088770 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055683 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055683 | FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055683 | FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055683 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055683 | FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055683 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055683 | FR_BMGYJ02
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055683 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055683 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055683 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055683 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000055683 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055683 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000055683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000055683 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000055683 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000055683 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055683 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055683 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055683 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055683 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000055683 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088771 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088771 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088771 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088771 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088771 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088771 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088771 | FR_929089100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088771 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088771 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088771 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088771 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000088771 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000088771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088771 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000088771 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088771 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088771 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088771 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000088771 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088771 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088771 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000088771 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088772 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088772 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088772 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088772 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088772 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088772 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088772 | FR_929089100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088772 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088772 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088772 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088772 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000088772 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000088772 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088772 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000088772 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088772 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088772 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088772 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088772 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000088772 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088772 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088772 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000088772 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000055684 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055684 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055684 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055684 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055684 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055684 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055684 | FR_929089100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055684 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055684 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055684 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055684 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000055684 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000055684 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055684 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000055684 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055684 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055684 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055684 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000055684 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000055684 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000055684 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000055684 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000055684 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087828 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087828 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087828 | FR_196500AA0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087828 | FR_38141GF33
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087828 | FR_91282CHK0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087828 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087828 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087828 | FR_404280FL8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087828 | FR_25243YBK4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087828 | FR_61748UAW2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087828 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000087828 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087828 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087829 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087829 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087829 | FR_196500AA0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087829 | FR_38141GF33
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087829 | FR_91282CHK0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087829 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087829 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087829 | FR_404280FL8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087829 | FR_25243YBK4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087829 | FR_61748UAW2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087829 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000087829 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087829 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088779 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088779 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088779 | FR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088779 | FR_69007J304
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088779 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088779 | FR_501242101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088779 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088779 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088779 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088779 | FR_50050N103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088779 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000088779 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000088779 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000088779 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000088779 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000088779 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000088779 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088779 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088779 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088779 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088779 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000088779 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088780 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088780 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088780 | FR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088780 | FR_69007J304
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088780 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088780 | FR_501242101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088780 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088780 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088780 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088780 | FR_50050N103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088780 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000088780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000088780 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000088780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000088780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000088780 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000088780 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088780 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088780 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088780 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088780 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000088780 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055689 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055689 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055689 | FR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055689 | FR_69007J304
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055689 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055689 | FR_501242101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055689 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055689 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055689 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055689 | FR_50050N103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055689 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000055689 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000055689 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000055689 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000055689 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000055689 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000055689 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055689 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055689 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055689 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055689 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000055689 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097668 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097668 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097668 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097668 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097668 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097668 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000097668 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097668 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097668 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097668 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097668 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000097668 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097668 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097668 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000097668 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097668 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097668 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097668 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097668 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097668 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000097668 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097668 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000097668 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000097668 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097668 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097669 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097669 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097669 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097669 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097669 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097669 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000097669 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097669 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097669 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097669 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097669 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000097669 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097669 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097669 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000097669 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097669 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097669 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097669 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097669 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097669 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000097669 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097669 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000097669 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000097669 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097669 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088777 | FR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088777 | FR_21H042679
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088777 | FR_01F040677
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088777 | FR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088777 | FR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088777 | FR_21H040673
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088777 | FR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088777 | FR_3136B1K86
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088777 | FR_3140XRYZ2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088777 | FR_3140XRWL5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088777 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000088777 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	105.60%
C000088777 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000088777 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088777 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088777 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088777 | LongCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088778 | FR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088778 | FR_21H042679
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088778 | FR_01F040677
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088778 | FR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088778 | FR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088778 | FR_21H040673
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088778 | FR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088778 | FR_3136B1K86
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088778 | FR_3140XRYZ2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088778 | FR_3140XRWL5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088778 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000088778 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	105.60%
C000088778 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000088778 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088778 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088778 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088778 | LongCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055688 | FR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000055688 | FR_21H042679
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000055688 | FR_01F040677
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055688 | FR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055688 | FR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055688 | FR_21H040673
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055688 | FR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055688 | FR_3136B1K86
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055688 | FR_3140XRYZ2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055688 | FR_3140XRWL5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055688 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000055688 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	105.60%
C000055688 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000055688 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055688 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055688 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055688 | LongCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	2.00%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.
[3]	Percentage rounds to less than 0.1% or (0.1)%.
[4]	Percentage rounds to less than 0.1% or (0.1)%.
[5]	Percentage rounds to less than 0.1% or (0.1)%.
[6]	Percentage rounds to less than 0.1% or (0.1)%.